Shareholders' Equity - Share warrants plans (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors | BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price					€ 0.53
Service Providers | BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price				€ 0.48
David Nikodem | BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price	€ 2.45		€ 0.18
David Nikodem | Bonus Share Award Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription price		€ 0.29